UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10533
Reserve Municipal Money-Market Trust
(Exact name of registrant as specified in charter)
Reserve Funds 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)
Amy W. Bizar Reserve Funds 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	5/31/2005

Date of reporting period:	12/1/04 - 2/28/05

Item 1.    Schedule of Investments

RESERVE MUNICIPAL MONEY-MARKET TRUST-MINNESOTA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2005 (Unaudited)

Principal Amount			Value
	TAX-EXEMPT OBLIGATIONS - 78.0%

	MINNESOTA - 69.6%

$48,000	Andover Senior Housing for Presbyterian Homes, 1.87%, 11/15/33 (a)		$48,000
48,000	Brooklyn Center for Brookdale Corp II, 1.85%, 12/1/14 (a)		48,000
48,000	Cohasset for Minnesota Power & Light, Project B, 1.80%, 6/1/13 (a)		48,000
100,000	Duluth Tax for Lake Superior Paper, 1.85%, 9/1/10 (a)		100,000
48,000	Hennepin County, Series B, 1.72%, 12/1/20 (a)		48,000
105,000	Hennepin County, Series C, 1.72%, 12/1/10 (a)		105,000
100,000	Mankato Multi-family Revenue for Highland Park, 1.85%, 5/1/27(a)		100,000
40,000	Minnesota HEFA for St. Olaf College, Series 5-H, 1.80%, 10/1/30(a)		40,000
65,000	Minnesota HEFA for St. Olaf College, Series 5-M1, 1.80%, 10/1/32(a)		65,000
48,000	St. Louis Park Revenue for Catholic Finance Corp., 1.89%, 10/1/25(a)		48,000
48,000	St. Paul Housing & Redev. Authority District Heating Revenue, 1.88%, 12/1/12(a)		48,000
48,000	St. Paul Housing & Redev. Authority MHR for Highland Ridge, 1.87%, 10/1/33(a)		48,000
48,000	University of Minnesota, Series A, 1.92%, 7/1/08 (a)		48,000
			794,000
	PUERTO RICO - 8.4%
48,000	Puerto Rico Government Development Bank, 1.78%, 12/1/15 (b)		48,000
48,000	Puerto Rico Highway & Transportation Authority, Series A, 1.83%, 7/1/28 (b)		48,000
			96,000

	Total Investments (Cost $890,000)	78.0%	890,000
	Other Assets, Less Liabilities	22.0	251,305
	Net Assets	100.0%	$1,141,305

RESERVE MUNICIPAL MONEY-MARKET TRUST-LOUISIANA MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2005 (Unaudited)

Principal Amount			Value
	TAX-EXEMPT OBLIGATIONS-81.3%

	LOUISIANA - 71.7%

$35,000	East Baton Rouge for Rhone-Poulenc Inc., 1.82%, 12/1/11(a)		$35,000
11,000	Lake Charles HRB District Revenue for Conoco, Project A, 1.87%, 9/1/29(a)		11,000
18,000	Lake Charles HRB & Term. District Revenue for CITGO Corp., 1.87%, 8/1/07(a)		18,000
18,000	Louisiana Environment Facilities Community DAR, Series A, 1.88%, 11/1/34(a)		18,000
18,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 1.83%, 9/1/14(a)		18,000
7,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 1.80%, 9/1/17(a)		7,000
35,000	Louisiana PFA for Kenner Hotel Limited, 1.80%,12/1/15(a)		35,000
18,000	Louisiana PFA, Multi-family, 1.89%, 6/15/31(a)		18,000
18,000	Louisiana University Agriculture & Mechanical College, 1.89%, 7/1/30(a)		18,000
18,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.90%, 7/1/21(a)		18,000
35,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.89%, 7/1/18(a)		35,000
36,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.89%, 1/1/27(a)		36,000
			267,000

	PUERTO RICO - 9.6%
18,000	Puerto Rico Government Development Bank, 1.58%, 12/1/15(b)		18,000
18,000	Puerto Rico Highway & Transportation Authority, Series A, 1.63%, 07/1/28(b)		18,000
			36,000

	Total Investments (Cost $303,000)	81.3%	303,000
	Other Assets, Less Liabilities	18.7	69,538
	Net Assets	100.0%	$372,538

Security Type Abbreviations:

DAR -	Development Authority Revenue Bonds
HEFA -	Health & Education Facilities Authority
HRB -	Hospital Revenue Bonds
IDA -	Industrial Development Authority Revenue Bonds
MHR -	Multifamily Housing Revenue Bonds
PFA -	Public Finance Authority
WSR -	Water & Sewer System Revenue Bonds

(a)               Variable rate securities.  The interest rates as reported on February 28, 2005 are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b)              Securities are collateralized by bank letters of credit or other credit agreements.

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Reserve Municipal Money-Market Trust
By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Chairman and CEO

Date        April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Chairman and CEO

By (Signature and Title)*	/s/ Arthur T. Bent III
Arthur T. Bent III Treasurer (Principal Financial Officer)

Date        April 29, 2005

*  Print the name and title of each signing officer under his or her signature.